Long-Term Debt (Schedule of debt) (detail) (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Debt Instrument [Line Items]
Long-term Debt	$ 274,164,000	$ 218,516,000
Total	274,164,000	218,516,000
Current Portion of Long-Term Debt	2,530,000	2,277,000
Long-Term Debt, Less Current Portion	271,634,000	216,239,000
Revolving credit facility [Member]
Debt Instrument [Line Items]
Long-term Debt	233,000,000	175,000,000
Long-term Debt, Weighted Average Interest Rate	1.92%	1.65%
Debt Instrument, Maturity Date	2017
Total	233,000,000	175,000,000
Secured Industrial Revenue Development Bonds [Member]
Debt Instrument [Line Items]
Long-term Debt	22,630,000	22,630,000
Long-term Debt, Weighted Average Interest Rate	2.97%	3.23%
Debt Instrument, Maturity Date	2029
Total	22,630,000	22,630,000
Secured Industrial Revenue Development Bond [Member]
Debt Instrument [Line Items]
Long-term Debt	1,398,000	1,500,000
Long-term Debt, Weighted Average Interest Rate	2.00%	2.00%
Debt Instrument, Maturity Date	2021
Total	1,398,000	1,500,000
Secured promissory note 1 [Member]
Debt Instrument [Line Items]
Long-term Debt	13,769,000	15,313,000
Long-term Debt, Weighted Average Interest Rate	6.98%	6.98%
Debt Instrument, Maturity Date	2022
Total	13,769,000	15,313,000
Secured promissory note 2 [Member]
Debt Instrument [Line Items]
Long-term Debt	3,122,000	3,731,000
Long-term Debt, Weighted Average Interest Rate	6.35%	6.35%
Debt Instrument, Maturity Date	2020
Total	3,122,000	3,731,000
Other [Member]
Debt Instrument [Line Items]
Long-term Debt	245,000	342,000
Total	$ 245,000	$ 342,000